Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and restricted deposits	$ 1,364	$ 1,582
Prepaid expenses and deposits	29,414	14,097
Commission asset	18,010	14,806
Contract asset and other	16,908	12,301
Other current assets	$ 65,696	$ 42,786